OPERATING REVENUES (Tables)	12 Months Ended
Dec. 31, 2020
Revenue from Contract with Customer [Abstract]
Disaggregation of Revenue
The following table shows the revenues earned from time charters, voyage charters and other revenues for the year ended December 31, 2020, 2019 and 2018:

(in thousands of $)	2020	2019	2018
Time charter revenues	235,673	299,946	331,469
Voyage charter revenues	370,130	404,184	322,804
Other revenues	2,140	1,669	1,797
Total operating revenues	607,943	705,799	656,070
Under this guidance we have assessed that the lease components were the predominant component for all of our time charter contracts. Furthermore, for certain of our voyage charter contracts the lease components were the predominant components.
For the year ended December 31, 2020 the split between lease and non-lease component was as follows:

(in thousands of $)	Lease	Non-lease	Total
Time charter revenues	235,673	—	235,673
Voyage charter revenues	26,111	344,019	370,130
Other revenues	—	2,140	2,140
Total operating revenues	261,784	346,159	607,943

For the year ended December 31, 2019 the split between lease and non-lease component was as follows:

(in thousands of $)	Lease	Non-lease	Total
Time charter revenues	299,946	—	299,946
Voyage charter revenues	30,093	374,091	404,184
Other revenues	—	1,669	1,669
Total operating revenues	330,039	375,760	705,799

Contract with Customer, Asset and Liability
As of December 31, we reported trade accounts receivable and the following contract assets in relation to our contracts with customers, including contracts containing lease components where the non-lease component was the predominant component and the revenues where therefore accounted for under ASC 606:

(in thousands of $)	2020	2019
Voyages in progress (contract assets)	13,105	17,966
Trade accounts receivable	14,774	31,293
Other current assets (capitalized fulfillment costs)	3,233	5,905
Total	31,112	55,164